SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Short-term deposits	$ 36,929	$ 98,000
Short-term deposits, weighted average interest rate	1.00%	0.85%
Investment in affiliate	200
Share capital held	4.00%
Severance expenses	1,746	1,051	1,024
Royalties revenues	32,084	27,495	23,287
Advertising expense	$ 270	$ 170	$ 139
Encouragement of Research and Development Agreement [Member]
Encouragement of Research and Development [Line Items]
Percent of OCS participation	50.00%
Encouragement of Research and Development Agreement [Member] | Minimum [Member]
Encouragement of Research and Development [Line Items]
Percent of royalty obligation	3.50%
Encouragement of Research and Development Agreement [Member] | Maximum [Member]
Encouragement of Research and Development [Line Items]
Percent of OCS participation	100.00%
Percent of royalty obligation	4.50%